Deposits (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
NOW accounts	$ 92	$ 89
Regular savings and demand clubs	147	103
Money market	345	284
Individual retirement accounts	85	75
Certificates of deposit	1,922	1,260
Interest expense on deposits	$ 2,591	$ 1,811